Equipment, Office Facilities, and Property (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Software	$ 1,067	$ 993
Buildings	456	446
Information technology equipment	398	430
Leasehold improvements	287	307
Furniture and equipment	133	131
Telecommunications equipment	95	104
Land	59	59
Construction in progress	7	17
Total equipment, office facilities, and property	2,502	2,487
Accumulated depreciation and amortization	(1,827)	(1,802)
Total equipment, office facilities, and property - net	$ 675	$ 685